Stock-Based Compensation - Summary of Option Activities (Details) - Employee and Non-Employee stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.87
Options Outstanding (in shares)	5,108	3,019
Weighted Average Exercise Price (in dollars per share)	$ 14.54	$ 22.51
Options Exercisable (in shares)	1,226	172
Weighted Average Exercise Price (in dollars per share)	$ 23.44	$ 32.68
Weighted Average Remaining Contractual Life (In years)	5 years 8 months 12 days	6 years
$32.68
Range of Exercise Prices
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 32.68	$ 32.68
Options Outstanding (in shares)	328	356
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Options Exercisable (in shares)	243	172
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Weighted Average Remaining Contractual Life (In years)	3 years 7 months 6 days	4 years 7 months 6 days
$21.15
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 21.15	$ 21.15
Options Outstanding (in shares)	2,606	2,663
Weighted Average Exercise Price (in dollars per share)	$ 21.15	$ 21.15
Options Exercisable (in shares)	983	0
Weighted Average Exercise Price (in dollars per share)	$ 21.15
Weighted Average Remaining Contractual Life (In years)	5 years 2 months 12 days	6 years 2 months 12 days
$3.87
Range of Exercise Prices
Options Outstanding (in shares)	2,174
Weighted Average Exercise Price (in dollars per share)	$ 3.87
Options Exercisable (in shares)	0
Weighted Average Remaining Contractual Life (In years)	6 years 6 months